Loans - Age Analysis of Past Due Loans (Including Non-Accrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 106,854	$ 96,137
Total current	5,059,356	3,972,854
Total loans	5,166,210	4,068,991
30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	34,329	33,015
60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	9,905	10,666
More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	62,620	52,456
Commercial loans
Financing Receivable, Past Due [Line Items]
Total past due loans	7,765	11,362
Total current	927,250	641,259
Total loans	935,015	652,621
Commercial loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	276	231
Commercial loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	7,489	11,131
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total past due loans	2	2
Total current	28,545	33,092
Total loans	28,547	33,094
Commercial loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Overdrafts | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	2	2
Commercial loans | Governments
Financing Receivable, Past Due [Line Items]
Total past due loans	0	3,750
Total current	370,753	101,914
Total loans	370,753	105,664
Commercial loans | Governments | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Governments | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Governments | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	3,750
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Total past due loans	7,763	7,610
Total current	527,952	506,253
Total loans	535,715	513,863
Commercial loans | Commercial and industrial | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	276	231
Commercial loans | Commercial and industrial | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Commercial and industrial | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	7,487	7,379
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total past due loans	6,823	6,181
Total current	747,410	569,463
Total loans	754,233	575,644
Commercial real estate loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	445	837
Commercial real estate loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	1,282
Commercial real estate loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	6,378	4,062
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Total past due loans	3,695	6,181
Total current	655,598	490,794
Total loans	659,293	496,975
Commercial real estate loans | Commercial mortgage | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	445	837
Commercial real estate loans | Commercial mortgage | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	1,282
Commercial real estate loans | Commercial mortgage | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	3,250	4,062
Commercial real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Total past due loans	3,128	0
Total current	91,812	78,669
Total loans	94,940	78,669
Commercial real estate loans | Construction | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | Construction | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | Construction | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	3,128	0
Consumer loans
Financing Receivable, Past Due [Line Items]
Total past due loans	3,716	2,326
Total current	253,425	178,364
Total loans	257,141	180,690
Consumer loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	1,677	932
Consumer loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	418	525
Consumer loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	1,621	869
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total past due loans	34	4
Total current	7,824	12,882
Total loans	7,858	12,886
Consumer loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Consumer loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Consumer loans | Overdrafts | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	34	4
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Total past due loans	246	316
Total current	21,216	19,908
Total loans	21,462	20,224
Consumer loans | Automobile financing | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	53	125
Consumer loans | Automobile financing | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	58	29
Consumer loans | Automobile financing | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	135	162
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Total past due loans	1,275	790
Total current	86,399	83,299
Total loans	87,674	84,089
Consumer loans | Credit card | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	630	351
Consumer loans | Credit card | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	221	313
Consumer loans | Credit card | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	424	126
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Total past due loans	2,161	1,216
Total current	137,986	62,275
Total loans	140,147	63,491
Consumer loans | Other consumer | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	994	456
Consumer loans | Other consumer | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	139	183
Consumer loans | Other consumer | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	1,028	577
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Total past due loans	88,550	76,268
Total current	3,131,271	2,583,768
Total loans	3,219,821	2,660,036
Residential mortgage loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total past due loans	31,931	31,015
Residential mortgage loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total past due loans	9,487	8,859
Residential mortgage loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 47,132	$ 36,394